Note 10 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Sep. 30, 2022
Senior Unsecured Notes [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 550,000,000
Senior Unsecured Notes [Member] | NYL Investors LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity		250,000,000
Senior Unsecured Notes [Member] | PGIM Private Capital [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 300,000,000
Private Placement 4.53% Notes [Member]
Debt Instrument, Face Amount					$ 60,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.53%
Private Placement 5.48 Notes% [Member]
Debt Instrument, Face Amount				$ 50,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.48%
Private Placement 5.60% Notes [Member]
Debt Instrument, Face Amount				$ 25,000,000
Debt Instrument, Interest Rate, Stated Percentage				5.60%
Private Placement 5.64% Notes [Member]
Debt Instrument, Face Amount				$ 50,000,000
Debt Instrument, Interest Rate, Stated Percentage				5.64%
Long Term Debt Instruments [Member]
Debt Instrument, Interest Rate, Effective Percentage		6.10%	6.70%
Interest Paid, Excluding Capitalized Interest, Operating Activity		$ 73,311,000	$ 77,390,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,750,000
Debt, Weighted Average Interest Rate		6.30%
Letters of Credit Outstanding, Amount		$ 37,767,000	$ 29,471,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 817,753,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	0.20%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%